Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Current:
Federal					$ (200)	$ 237	$ 98
State					353	189	47
Total current					153	426	145
Deferred:
Federal					4,523	2,928	5,446
State					1,308	1,817	1,133
Total deferred			$ (2,787)	$ 4,777	5,831	4,745	6,579
Income tax expense	$ (4,247)	$ 2,748	$ (2,803)	$ 4,832	$ 5,984	$ 5,171	$ 6,724